                                   FORM N - PX
    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                       Investment Company Act file number:
                                    811-02281

               (Exact name of registrant as specified in charter)
                      The Hartford Income Shares Fund, Inc.

                    (Address of principal executive offices)
                              200 Hopmeadow Street
                               Simsbury, CT 06089

                     (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

Registrant 's telephone number, including area code: (860) 843-9934 Date of Fiscal year-end: July 31, 2009
Date of reporting period: 07/01/2009 - 06/30/2010

     Item 1. Proxy Voting Record

The Hartford Income Shares Fund, Inc.
Investment Company Report
07/01/09 - 06/30/10



Delta Air Lines
 Inc

Ticker           Security ID:                          Meeting Date             Meeting Status
DALRQ            CUSIP 247361                          06/30/2010               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Richard Anderson                Mgmt        For         For         For
2                Elect Edward Bastian                  Mgmt        For         For         For
3                Elect Roy Bostock                     Mgmt        For         For         For
4                Elect John Brinzo                     Mgmt        For         For         For
5                Elect Daniel Carp                     Mgmt        For         For         For
6                Elect John Engler                     Mgmt        For         For         For
7                Elect Mickey Foret                    Mgmt        For         For         For
8                Elect David Goode                     Mgmt        For         For         For
9                Elect Paula Reynolds                  Mgmt        For         For         For
10               Elect Kenneth Rogers                  Mgmt        For         For         For
11               Elect Rodney Slater                   Mgmt        For         For         For
12               Elect Douglas Streenland              Mgmt        For         For         For
13               Elect Kenneth Woodrow                 Mgmt        For         For         For
14               Ratification of Auditor               Mgmt        For         For         For
15               Shareholder Proposal Regarding        ShrHldr     Against     Against     For
                  Cumulative
                  Voting






XO Holdings, Inc.
Ticker           Security ID:                          Meeting Date             Meeting Status
XOHO             CUSIP 98417K106                       06/17/2010               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1              Elect Carl Icahn                      Mgmt        For         For         For
1.2              Elect Carl Grivner                    Mgmt        For         For         For
1.3              Elect David Schechter                 Mgmt        For         For         For
1.4              Elect Fredrik Gradin                  Mgmt        For         For         For
1.5              Elect Vincent Intrieri                Mgmt        For         Withhold    Against
1.6              Elect Robert Knauss                   Mgmt        For         Withhold    Against
1.7              Elect Keith Meister                   Mgmt        For         Withhold    Against
1.8              Elect Harold First                    Mgmt        For         For         For


SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)


By /s/ Robert Arena                     President
   ----------------------------------
   (Signature & Title)

Date August 27, 2010